Employee benefits (Schedule of Components of Expense) (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [abstract]
Cost of sales	$ 19,494	$ 23,296	$ (5,550)
Administrative expenses	15,316	18,302	(4,360)
Net cost of benefits	$ 34,810	$ 41,598	$ (9,910)